Equity (Details) - USD ($)						1 Months Ended			5 Months Ended	6 Months Ended
	Mar. 04, 2021	Mar. 02, 2021	Oct. 16, 2020	Oct. 01, 2020	Apr. 01, 2020	Jul. 19, 2021	Nov. 20, 2020	Sep. 17, 2020	Jun. 30, 2021	Jun. 30, 2021
Equity (Details) [Line Items]
Ordinary shares issued										(140)
Purchase agreement, description	(i) one ADS of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrant”) and a Series B Warrant (the “2021 Series B Warrant”) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.				the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1.25 million. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.		(i) one ADS and (ii) two warrants to purchase one ADS each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds (in Dollars)	$ 8,150,000						$ 4,200,000		$ 1,085,000
Shares issued	916,316						835,447		14,000,000	14,000,000
Exercise of warrants									216,100
Shares issued	1,152,628								30,254,000
Price per unit (in Dollars per share)	$ 7.07
Warrant exercise price (in Dollars per share)										$ 10.60
Exercise of pre-funded warrant										100,000
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares issued		1,800,000,000
Ordinary shares issued (in Dollars)			$ 750,000,000					$ 500,000,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares issued		3,600,000,000
Ordinary shares issued (in Dollars)			$ 1,800,000,000					$ 750,000,000
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued				140
Warrant exercise price (in Dollars per share)										$ 7.07
Non Adjusting Events [Member]
Equity (Details) [Line Items]
Ordinary shares issued						140